Schedule of Investments (unaudited)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.7%
BWX Technologies, Inc.	113,385	$ 12,629,955
Curtiss-Wright Corp.	59,248	21,025,338
Hexcel Corp.	127,951	8,022,528
Howmet Aerospace, Inc.(a)	591,912	64,737,416
Huntington Ingalls Industries, Inc.	61,172	11,559,673
L3Harris Technologies, Inc.	294,658	61,960,684
Loar Holdings, Inc.(a)(b)	4,244	313,674
Spirit AeroSystems Holdings, Inc., Class A(b)	157,577	5,370,224
Standardaero, Inc.(b)	72,740	1,801,042
Textron, Inc.	290,451	22,216,597
Woodward, Inc.	91,300	15,194,146
		224,831,277
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	180,394	18,638,308
Expeditors International of Washington, Inc.	183,927	20,373,594
GXO Logistics, Inc.(b)	182,118	7,922,133
		46,934,035
Automobile Components — 0.4%
Aptiv PLC(a)(b)	365,598	22,111,367
BorgWarner, Inc.	337,720	10,736,119
Gentex Corp.	360,332	10,352,338
Lear Corp.	83,774	7,933,398
QuantumScape Corp., Class A(a)(b)	569,703	2,956,759
		54,089,981
Automobiles — 0.3%
Harley-Davidson, Inc.	183,603	5,531,959
Lucid Group, Inc.(a)(b)	1,530,106	4,620,920
Rivian Automotive, Inc., Class A(a)(b)	1,292,736	17,193,389
Thor Industries, Inc.	79,044	7,565,301
		34,911,569
Banks — 3.4%
Bank OZK	166,374	7,408,634
BOK Financial Corp.	35,885	3,819,958
Citizens Financial Group, Inc.	696,158	30,463,874
Columbia Banking System, Inc.	327,546	8,847,017
Comerica, Inc.	204,524	12,649,809
Commerce Bancshares, Inc.	191,247	11,916,601
Cullen/Frost Bankers, Inc.	92,115	12,366,439
East West Bancorp, Inc.	215,107	20,598,646
Fifth Third Bancorp	1,050,950	44,434,166
First Citizens BancShares, Inc., Class A	18,628	39,361,337
First Hawaiian, Inc.	202,631	5,258,274
First Horizon Corp.	833,042	16,777,466
FNB Corp.	561,741	8,302,532
Huntington Bancshares, Inc.	2,244,802	36,522,929
KeyCorp	1,439,437	24,671,950
M&T Bank Corp.	258,870	48,670,149
Pinnacle Financial Partners, Inc.	118,475	13,552,355
Popular, Inc.	100,808	9,482,000
Prosperity Bancshares, Inc.	140,595	10,593,833
Regions Financial Corp.	1,428,878	33,607,211
Synovus Financial Corp.	225,220	11,538,021
Webster Financial Corp.	266,727	14,728,665
Western Alliance Bancorp	167,163	13,964,797
Wintrust Financial Corp.	101,514	12,659,811
Zions Bancorp N.A.	225,088	12,211,024
		464,407,498
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS(a)(b)	10,915	3,274,282
Security	Shares	Value
Beverages (continued)
Brown-Forman Corp., Class A	75,338	$ 2,839,489
Brown-Forman Corp., Class B, NVS	269,428	10,232,876
Coca-Cola Consolidated, Inc.	9,471	11,933,365
Molson Coors Beverage Co., Class B	264,991	15,189,284
		43,469,296
Biotechnology — 0.9%
Alnylam Pharmaceuticals, Inc.(a)(b)	22,462	5,285,533
Biogen, Inc.(b)	226,600	34,651,672
BioMarin Pharmaceutical, Inc.(b)	293,058	19,262,702
Exact Sciences Corp.(b)	173,301	9,737,783
Exelixis, Inc.(b)	75,947	2,529,035
GRAIL, Inc.(a)(b)	46,928	837,665
Incyte Corp.(b)	232,471	16,056,772
Ionis Pharmaceuticals, Inc.(a)(b)	18,883	660,150
Roivant Sciences Ltd.(a)(b)	660,806	7,817,335
United Therapeutics Corp.(b)	67,897	23,956,778
		120,795,425
Broadline Retail — 0.6%
Dillard’s, Inc., Class A(a)	4,828	2,084,441
eBay, Inc.	744,673	46,132,492
Etsy, Inc.(b)	62,399	3,300,283
Kohl’s Corp.	172,471	2,421,493
Macy’s, Inc.	425,925	7,210,910
Nordstrom, Inc.	156,652	3,783,146
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	95,119	10,437,408
		75,370,173
Building Products — 1.2%
A. O. Smith Corp.	185,786	12,672,463
Advanced Drainage Systems, Inc.	67,621	7,816,987
Allegion PLC	135,926	17,762,810
Armstrong World Industries, Inc.	44,912	6,347,413
AZEK Co., Inc. (The), Class A(a)(b)	68,601	3,256,489
Builders FirstSource, Inc.(b)	161,533	23,087,912
Carlisle Cos., Inc.	60,526	22,324,410
Fortune Brands Innovations, Inc.	191,270	13,069,479
Hayward Holdings, Inc.(b)	220,731	3,374,977
Masco Corp.	334,302	24,260,296
Owens Corning	134,137	22,846,214
Simpson Manufacturing Co., Inc.	60,259	9,992,750
		166,812,200
Capital Markets — 4.7%
Affiliated Managers Group, Inc.	46,255	8,553,475
Ameriprise Financial, Inc.	13,518	7,197,389
Bank of New York Mellon Corp. (The)	1,147,736	88,180,557
Carlyle Group, Inc. (The)	341,417	17,238,144
Cboe Global Markets, Inc.	163,932	32,032,313
Coinbase Global, Inc., Class A(b)	50,759	12,603,460
Evercore, Inc., Class A	55,731	15,448,076
FactSet Research Systems, Inc.	38,329	18,408,652
Franklin Resources, Inc.	443,571	9,000,056
Houlihan Lokey, Inc., Class A	74,519	12,940,970
Interactive Brokers Group, Inc., Class A	163,487	28,883,248
Invesco Ltd.	566,171	9,896,669
Janus Henderson Group PLC	199,215	8,472,614
Jefferies Financial Group, Inc.	196,416	15,399,014
Lazard, Inc.	10,875	559,845
MarketAxess Holdings, Inc.	57,599	13,019,678
MSCI, Inc., Class A	49,860	29,916,499
Nasdaq, Inc.	641,556	49,598,694
Northern Trust Corp.	305,213	31,284,332
Raymond James Financial, Inc.	286,088	44,438,049

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Robinhood Markets, Inc., Class A(b)	1,045,514	$ 38,955,852
SEI Investments Co.	154,522	12,744,975
State Street Corp.	455,493	44,706,638
Stifel Financial Corp.	154,893	16,431,049
T Rowe Price Group, Inc.	340,956	38,558,714
TPG, Inc., Class A	99,966	6,281,863
Tradeweb Markets, Inc., Class A	109,210	14,297,773
Virtu Financial, Inc., Class A	126,114	4,499,747
XP, Inc., Class A	575,413	6,818,644
		636,366,989
Chemicals — 3.1%
Albemarle Corp.	183,055	15,757,374
Ashland, Inc.	77,395	5,530,647
Axalta Coating Systems Ltd.(b)	341,482	11,685,514
Celanese Corp., Class A	126,248	8,737,624
CF Industries Holdings, Inc.	270,742	23,099,707
Chemours Co. (The)	215,589	3,643,454
Corteva, Inc.	1,088,426	61,996,745
Dow, Inc.	1,093,664	43,888,736
DuPont de Nemours, Inc.	651,376	49,667,420
Eastman Chemical Co.	182,293	16,646,997
Element Solutions, Inc.	351,236	8,931,931
FMC Corp.	194,139	9,437,097
Huntsman Corp.	257,402	4,640,958
International Flavors & Fragrances, Inc.	397,698	33,625,366
LyondellBasell Industries NV, Class A	404,249	30,023,573
Mosaic Co. (The)	500,136	12,293,343
NewMarket Corp.	10,534	5,565,639
Olin Corp.	182,181	6,157,718
PPG Industries, Inc.	359,727	42,969,390
RPM International, Inc.	152,642	18,784,125
Scotts Miracle-Gro Co. (The)	66,661	4,422,291
Westlake Corp.	52,088	5,971,889
		423,477,538
Commercial Services & Supplies — 0.7%
Clean Harbors, Inc.(a)(b)	79,108	18,205,915
MSA Safety, Inc.	58,049	9,622,783
RB Global, Inc.	284,830	25,694,514
Tetra Tech, Inc.	327,289	13,039,194
Veralto Corp.	211,290	21,519,887
Vestis Corp.	211,405	3,221,812
		91,304,105
Communications Equipment — 0.5%
Ciena Corp.(a)(b)	224,251	19,018,727
F5, Inc.(a)(b)	91,000	22,883,770
Juniper Networks, Inc.	505,934	18,947,228
Lumentum Holdings, Inc.(b)	105,804	8,882,246
Ubiquiti, Inc.	3,803	1,262,330
		70,994,301
Construction & Engineering — 1.0%
AECOM	207,446	22,159,382
API Group Corp.(a)(b)	354,803	12,762,264
EMCOR Group, Inc.	42,692	19,377,899
Everus Construction Group, Inc.(b)	78,779	5,179,719
MasTec, Inc.(b)	97,973	13,338,044
Quanta Services, Inc.	156,587	49,489,322
Valmont Industries, Inc.	31,090	9,534,370
WillScot Holdings Corp., Class A(b)	195,985	6,555,698
		138,396,698
Construction Materials — 0.7%
Eagle Materials, Inc.	12,558	3,098,812
Security	Shares	Value
Construction Materials (continued)
Martin Marietta Materials, Inc.	89,903	$ 46,434,899
Vulcan Materials Co.	152,629	39,260,758
		88,794,469
Consumer Finance — 1.2%
Ally Financial, Inc.	369,445	13,303,715
Credit Acceptance Corp.(a)(b)	2,161	1,014,503
Discover Financial Services	388,959	67,379,368
OneMain Holdings, Inc.	177,916	9,274,761
SLM Corp.	326,940	9,017,005
SoFi Technologies, Inc.(a)(b)	1,389,243	21,394,342
Synchrony Financial	605,052	39,328,380
		160,712,074
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	654,360	12,851,630
BJ’s Wholesale Club Holdings, Inc.(b)	204,579	18,279,134
Casey’s General Stores, Inc.	47,725	18,910,077
Dollar General Corp.	341,664	25,904,964
Dollar Tree, Inc.(b)	314,497	23,568,405
Grocery Outlet Holding Corp.(b)	152,873	2,386,348
Kroger Co. (The)	1,032,212	63,119,764
Maplebear, Inc.(b)	261,124	10,815,756
Performance Food Group Co.(b)	203,238	17,183,773
Sysco Corp.	288,920	22,090,823
U.S. Foods Holding Corp.(b)	356,210	24,029,927
Walgreens Boots Alliance, Inc.	1,112,052	10,375,445
		249,516,046
Containers & Packaging — 1.8%
Amcor PLC	2,230,446	20,988,497
AptarGroup, Inc.	102,904	16,166,218
Avery Dennison Corp.	77,542	14,510,435
Ball Corp.	460,200	25,370,826
Berry Global Group, Inc.	179,474	11,606,584
Crown Holdings, Inc.	181,747	15,028,659
Graphic Packaging Holding Co.	464,869	12,625,842
International Paper Co.	538,664	28,990,897
Packaging Corp. of America	137,907	31,047,003
Sealed Air Corp.	119,462	4,041,399
Silgan Holdings, Inc.	130,745	6,805,277
Smurfit WestRock PLC	804,183	43,313,296
Sonoco Products Co.	152,134	7,431,746
		237,926,679
Distributors — 0.3%
Genuine Parts Co.	215,856	25,203,346
LKQ Corp.	402,113	14,777,653
		39,980,999
Diversified Consumer Services — 0.3%
ADT, Inc.	511,838	3,536,801
Bright Horizons Family Solutions, Inc.(b)	76,606	8,491,775
Grand Canyon Education, Inc.(b)	30,697	5,028,169
H&R Block, Inc.	173,812	9,184,226
Service Corp. International	218,008	17,401,398
		43,642,369
Diversified REITs — 0.1%
WP Carey, Inc.	335,978	18,304,081
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.(b)	382,343	13,267,302
GCI Liberty, Inc. Escrow, Class A(b)(c)	193,912	2
Iridium Communications, Inc.	158,352	4,595,375

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Telecommunication Services (continued)
Liberty Global Ltd., Class A(b)	261,227	$ 3,333,256
Liberty Global Ltd., Class C, NVS(a)(b)	237,234	3,117,255
		24,313,190
Electric Utilities — 3.6%
Alliant Energy Corp.	399,186	23,607,860
Edison International	591,025	47,187,436
Entergy Corp.	662,307	50,216,117
Evergy, Inc.	347,146	21,366,836
Eversource Energy	557,389	32,010,850
Exelon Corp.	1,553,772	58,483,978
FirstEnergy Corp.	895,275	35,614,040
IDACORP, Inc.	83,616	9,137,557
NRG Energy, Inc.	188,369	16,994,651
OGE Energy Corp.	312,488	12,890,130
PG&E Corp.	3,325,508	67,108,751
Pinnacle West Capital Corp.	176,192	14,935,796
PPL Corp.	1,148,224	37,271,351
Xcel Energy, Inc.	893,469	60,327,027
		487,152,380
Electrical Equipment — 1.5%
Acuity Brands, Inc.	48,082	14,046,195
AMETEK, Inc.(a)	359,135	64,737,675
Generac Holdings, Inc.(b)	46,619	7,228,276
Hubbell, Inc.	83,233	34,865,471
nVent Electric PLC	256,627	17,491,696
Regal Rexnord Corp.	103,630	16,076,122
Rockwell Automation, Inc.	161,679	46,206,241
Sensata Technologies Holding PLC	231,569	6,344,991
		206,996,667
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.(b)	82,464	9,328,328
Avnet, Inc.	134,617	7,043,161
CDW Corp.	103,603	18,031,066
Cognex Corp.	253,081	9,075,485
Coherent Corp.(b)	193,372	18,318,129
Corning, Inc.	1,190,248	56,560,585
Crane NXT Co.	77,280	4,499,242
Ingram Micro Holding Corp.(b)	20,581	399,066
IPG Photonics Corp.(b)	42,456	3,087,400
Jabil, Inc.	157,455	22,657,774
Keysight Technologies, Inc.(b)	270,763	43,492,661
Littelfuse, Inc.	38,325	9,031,286
TD SYNNEX Corp.	117,656	13,798,696
Teledyne Technologies, Inc.(b)	71,930	33,384,871
Trimble, Inc.(b)	379,124	26,788,902
Vontier Corp.(a)	232,575	8,482,010
Zebra Technologies Corp., Class A(b)	62,413	24,105,149
		308,083,811
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	1,552,987	63,703,527
Halliburton Co.	1,370,823	37,272,677
NOV, Inc.	600,695	8,770,147
TechnipFMC PLC	656,484	18,998,647
		128,744,998
Entertainment — 1.6%
Electronic Arts, Inc.	410,799	60,099,894
Liberty Media Corp. - Liberty Formula One, Class A(b)	23,204	1,950,064
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)(b)	209,434	19,406,155
Liberty Media Corp. - Liberty Live, Class A(b)	30,664	2,040,996
Security	Shares	Value
Entertainment (continued)
Liberty Media Corp. - Liberty Live, Class C, NVS(b)	71,423	$ 4,861,049
Madison Square Garden Sports Corp., Class A(a)(b)	26,543	5,990,224
Playtika Holding Corp.	108,232	751,130
Roku, Inc., Class A(b)	167,878	12,480,051
Take-Two Interactive Software, Inc.(b)	267,832	49,302,515
TKO Group Holdings, Inc., Class A(b)	106,249	15,099,045
Warner Bros Discovery, Inc., Class A(b)	3,772,781	39,878,295
		211,859,418
Financial Services — 1.8%
Affirm Holdings, Inc., Class A(b)	403,949	24,600,494
Block, Inc., Class A(a)(b)	500,474	42,535,285
Euronet Worldwide, Inc.(b)	66,936	6,883,698
Fidelity National Information Services, Inc.	850,444	68,690,362
Global Payments, Inc.	396,740	44,458,684
Jack Henry & Associates, Inc.	112,920	19,794,876
MGIC Investment Corp.	404,181	9,583,132
Rocket Cos., Inc., Class A(a)(b)	217,452	2,448,510
TFS Financial Corp.	88,340	1,109,550
UWM Holdings Corp., Class A	57,757	339,034
Voya Financial, Inc.	154,480	10,632,858
Western Union Co. (The)	377,551	4,002,041
WEX, Inc.(b)	55,746	9,773,389
		244,851,913
Food Products — 2.6%
Archer-Daniels-Midland Co.	741,381	37,454,568
Bunge Global SA	215,383	16,748,182
Conagra Brands, Inc.	741,586	20,579,011
Darling Ingredients, Inc.(b)	249,098	8,392,112
Flowers Foods, Inc.	290,660	6,005,036
Freshpet, Inc.(b)	49,593	7,345,219
General Mills, Inc.	867,126	55,296,625
Hershey Co. (The)	194,896	33,005,638
Hormel Foods Corp.	452,681	14,200,603
Ingredion, Inc.	102,365	14,081,329
J M Smucker Co. (The)	159,844	17,602,021
Kellanova	407,025	32,956,814
Lamb Weston Holdings, Inc.	151,653	10,134,970
McCormick & Co., Inc., NVS	391,056	29,814,109
Pilgrim’s Pride Corp.(b)	59,748	2,711,962
Post Holdings, Inc.(a)(b)	73,752	8,441,654
Seaboard Corp.	419	1,018,028
The Campbell’s Co.	300,609	12,589,505
Tyson Foods, Inc., Class A	437,186	25,111,964
		353,489,350
Gas Utilities — 0.4%
Atmos Energy Corp.	241,034	33,568,805
MDU Resources Group, Inc.	315,024	5,676,733
National Fuel Gas Co.	142,622	8,654,303
UGI Corp.	338,195	9,547,245
		57,447,086
Ground Transportation — 0.5%
Avis Budget Group, Inc.(b)	16,324	1,315,878
JB Hunt Transport Services, Inc.	125,698	21,451,621
Knight-Swift Transportation Holdings, Inc.	244,674	12,977,509
Landstar System, Inc.	54,493	9,365,167
Lyft, Inc., Class A(b)	185,280	2,390,112
Ryder System, Inc.	64,463	10,111,666
Saia, Inc.(a)(b)	17,333	7,899,168
Schneider National, Inc., Class B	73,429	2,150,001

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co.(a)(b)	6,983	$ 482,455
U-Haul Holding Co., NVS(a)	88,323	5,657,088
		73,800,665
Health Care Equipment & Supplies — 2.2%
Align Technology, Inc.(b)	48,266	10,063,944
Baxter International, Inc.	791,890	23,091,512
Cooper Cos., Inc. (The)(b)	303,337	27,885,770
DENTSPLY SIRONA, Inc.	313,910	5,958,012
Enovis Corp.(b)	87,209	3,826,731
Envista Holdings Corp.(b)	266,657	5,143,814
GE HealthCare Technologies, Inc.	639,913	50,028,398
Globus Medical, Inc., Class A(b)	174,401	14,424,707
Hologic, Inc.(b)	355,361	25,617,974
Masimo Corp.(b)	32,387	5,353,571
QuidelOrtho Corp.(b)	96,592	4,303,174
ResMed, Inc.	164,315	37,577,197
Solventum Corp.(a)(b)	215,350	14,226,021
STERIS PLC	153,032	31,457,258
Teleflex, Inc.	72,767	12,951,071
Zimmer Biomet Holdings, Inc.	308,516	32,588,545
		304,497,699
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc.(b)	140,891	5,586,328
Amedisys, Inc.(b)	49,741	4,515,985
Cardinal Health, Inc.	153,987	18,212,043
Centene Corp.(b)	785,057	47,558,753
Chemed Corp.	20,843	11,042,621
Encompass Health Corp.	153,342	14,161,134
Henry Schein, Inc.(a)(b)	197,292	13,652,606
Humana, Inc.	187,318	47,524,450
Labcorp Holdings, Inc.	130,615	29,952,632
Molina Healthcare, Inc.(b)	32,900	9,575,545
Premier, Inc., Class A	149,729	3,174,255
Quest Diagnostics, Inc.	172,817	26,071,173
Tenet Healthcare Corp.(b)	147,728	18,647,705
Universal Health Services, Inc., Class B	88,818	15,935,726
		265,610,956
Health Care REITs — 0.9%
Alexandria Real Estate Equities, Inc.	269,696	26,308,845
Healthcare Realty Trust, Inc.	547,677	9,283,125
Healthpeak Properties, Inc.	1,085,293	21,998,889
Medical Properties Trust, Inc.(a)	919,210	3,630,879
Omega Healthcare Investors, Inc.	418,161	15,827,394
Ventas, Inc.	651,374	38,359,415
		115,408,547
Health Care Technology — 0.1%
Certara, Inc.(b)	186,348	1,984,606
Doximity, Inc., Class A(b)	177,766	9,490,927
		11,475,533
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	1,085,865	19,024,355
Park Hotels & Resorts, Inc.	321,109	4,518,003
		23,542,358
Hotels, Restaurants & Leisure — 2.3%
Aramark	407,027	15,186,177
Boyd Gaming Corp.	98,317	7,131,915
Caesars Entertainment, Inc.(a)(b)	327,463	10,943,814
Carnival Corp.(b)	1,596,883	39,794,324
Choice Hotels International, Inc.(a)	6,301	894,616
Darden Restaurants, Inc.	85,783	16,014,828
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Domino’s Pizza, Inc.	35,127	$ 14,744,910
Dutch Bros, Inc., Class A(a)(b)	102,691	5,378,955
Hilton Worldwide Holdings, Inc.	181,478	44,854,103
Hyatt Hotels Corp., Class A	54,368	8,534,689
Marriott Vacations Worldwide Corp.	53,818	4,832,856
MGM Resorts International(b)	359,091	12,442,503
Penn Entertainment, Inc.(a)(b)	236,570	4,688,817
Planet Fitness, Inc., Class A(b)	59,897	5,922,016
Royal Caribbean Cruises Ltd.	240,416	55,461,567
Travel + Leisure Co.	103,623	5,227,780
Vail Resorts, Inc.	9,328	1,748,534
Wendy’s Co. (The)	135,572	2,209,824
Wyndham Hotels & Resorts, Inc.	107,212	10,805,898
Wynn Resorts Ltd.	147,883	12,741,599
Yum! Brands, Inc.	269,915	36,211,796
		315,771,521
Household Durables — 2.3%
DR Horton, Inc.	453,544	63,414,522
Garmin Ltd.	240,533	49,612,337
Leggett & Platt, Inc.	218,277	2,095,459
Lennar Corp., Class A	365,761	49,878,828
Lennar Corp., Class B	17,422	2,302,317
Mohawk Industries, Inc.(b)	82,354	9,810,832
Newell Brands, Inc.	654,808	6,521,888
NVR, Inc.(b)	4,460	36,477,894
PulteGroup, Inc.	317,524	34,578,364
SharkNinja, Inc.(b)	82,521	8,034,244
Toll Brothers, Inc.	155,906	19,636,361
TopBuild Corp.(b)	43,395	13,510,599
Whirlpool Corp.	83,019	9,504,015
		305,377,660
Household Products — 0.3%
Church & Dwight Co., Inc.	379,216	39,707,707
Reynolds Consumer Products, Inc.	86,657	2,338,873
Spectrum Brands Holdings, Inc.	42,145	3,560,831
		45,607,411
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	1,109,168	14,274,992
Brookfield Renewable Corp.(a)	210,322	5,817,507
Clearway Energy, Inc., Class A	58,365	1,427,024
Clearway Energy, Inc., Class C	130,051	3,381,326
		24,900,849
Industrial REITs — 0.4%
Americold Realty Trust, Inc.	443,553	9,492,034
EastGroup Properties, Inc.	77,006	12,358,693
First Industrial Realty Trust, Inc.	206,250	10,339,313
Lineage, Inc.	95,725	5,606,613
Rexford Industrial Realty, Inc.	344,900	13,333,834
STAG Industrial, Inc.	281,450	9,518,639
		60,649,126
Insurance — 6.5%
Aflac, Inc.	868,441	89,831,537
Allstate Corp. (The)	344,881	66,489,608
American Financial Group, Inc.	112,481	15,402,023
Arch Capital Group Ltd.	561,795	51,881,768
Arthur J. Gallagher & Co.	356,029	101,058,832
Assurant, Inc.	80,811	17,230,521
Assured Guaranty Ltd.	79,471	7,153,185
Axis Capital Holdings Ltd.	120,247	10,656,289
Brighthouse Financial, Inc.(b)	95,647	4,594,882
Brown & Brown, Inc.	209,068	21,329,117

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	238,088	$ 34,213,246
CNA Financial Corp.	34,082	1,648,546
Everest Group Ltd.	56,335	20,419,184
Fidelity National Financial, Inc., Class A	395,046	22,177,883
First American Financial Corp.	156,036	9,742,888
Globe Life, Inc.	138,779	15,476,634
Hanover Insurance Group, Inc. (The)	56,305	8,708,131
Hartford Financial Services Group, Inc. (The)	450,196	49,251,442
Kemper Corp.	94,370	6,269,943
Lincoln National Corp.	253,726	8,045,652
Loews Corp.	279,843	23,699,904
Markel Group, Inc.(b)	15,085	26,040,180
Old Republic International Corp.	370,306	13,401,374
Primerica, Inc.	52,740	14,314,691
Principal Financial Group, Inc.	353,678	27,378,214
Prudential Financial, Inc.	558,220	66,165,817
Reinsurance Group of America, Inc.	102,086	21,808,632
RenaissanceRe Holdings Ltd.	80,004	19,905,795
RLI Corp.	60,435	9,961,501
Unum Group	279,014	20,376,392
W R Berkley Corp.	458,836	26,851,083
White Mountains Insurance Group Ltd.(a)	3,937	7,657,701
Willis Towers Watson PLC	156,174	48,919,944
		888,062,539
Interactive Media & Services — 0.2%
IAC, Inc.(b)	115,359	4,976,587
Match Group, Inc.(b)	402,463	13,164,565
TripAdvisor, Inc.(b)	166,907	2,465,216
Trump Media & Technology Group Corp., Class A(a)(b)	43,190	1,472,779
ZoomInfo Technologies, Inc., Class A(a)(b)	468,082	4,919,542
		26,998,689
IT Services — 1.4%
Akamai Technologies, Inc.(b)	230,898	22,085,394
Amdocs Ltd.	174,089	14,821,938
Cognizant Technology Solutions Corp., Class A	774,518	59,560,434
DXC Technology Co.(b)	279,644	5,587,287
EPAM Systems, Inc.(b)	79,348	18,553,149
Globant SA(a)(b)	16,182	3,469,744
Kyndryl Holdings, Inc.(b)	353,888	12,244,525
Okta, Inc., Class A(b)	140,485	11,070,218
Twilio, Inc., Class A(b)	190,301	20,567,732
VeriSign, Inc.(b)	120,713	24,982,763
		192,943,184
Leisure Products — 0.2%
Brunswick Corp.	101,694	6,577,568
Hasbro, Inc.	27,469	1,535,792
Mattel, Inc.(b)	531,199	9,418,158
Polaris, Inc.	81,188	4,678,052
YETI Holdings, Inc.(b)	94,817	3,651,403
		25,860,973
Life Sciences Tools & Services — 2.5%
10X Genomics, Inc., Class A(b)	57,085	819,741
Agilent Technologies, Inc.	446,430	59,973,406
Avantor, Inc.(b)	1,056,031	22,250,573
Azenta, Inc.(a)(b)	74,569	3,728,450
Bio-Rad Laboratories, Inc., Class A(b)	29,297	9,624,357
Bio-Techne Corp.	241,422	17,389,627
Bruker Corp.	62,922	3,688,488
Charles River Laboratories International, Inc.(b)	79,181	14,616,813
Fortrea Holdings, Inc.(b)	124,399	2,320,041
Security	Shares	Value
Life Sciences Tools & Services (continued)
Illumina, Inc.(b)	247,758	$ 33,107,902
IQVIA Holdings, Inc.(b)	248,371	48,807,385
Mettler-Toledo International, Inc.(b)	32,811	40,150,164
QIAGEN NV	344,009	15,318,721
Repligen Corp.(a)(b)	74,612	10,739,651
Revvity, Inc.(a)	191,538	21,377,556
Sotera Health Co.(b)	233,773	3,198,015
Waters Corp.(b)	35,890	13,314,472
West Pharmaceutical Services, Inc.	44,171	14,468,653
		334,894,015
Machinery — 5.0%
AGCO Corp.	97,332	9,098,595
Allison Transmission Holdings, Inc.	135,054	14,593,935
CNH Industrial NV	1,360,317	15,412,392
Crane Co.	76,257	11,572,000
Cummins, Inc.	212,425	74,051,355
Donaldson Co., Inc.	187,541	12,630,886
Dover Corp.	213,138	39,984,689
Esab Corp.	88,582	10,624,525
Flowserve Corp.	205,714	11,832,669
Fortive Corp.	539,661	40,474,575
Gates Industrial Corp. PLC(b)	314,093	6,460,893
Graco, Inc.	260,680	21,972,717
IDEX Corp.	117,970	24,689,941
Ingersoll Rand, Inc.	628,139	56,821,454
ITT, Inc.	128,142	18,308,929
Lincoln Electric Holdings, Inc.	62,253	11,670,570
Middleby Corp. (The)(b)	83,398	11,296,259
Nordson Corp.	88,533	18,524,645
Oshkosh Corp.	101,341	9,634,489
Otis Worldwide Corp.	620,516	57,465,987
Pentair PLC	256,377	25,801,781
RBC Bearings, Inc.(a)(b)	44,145	13,205,535
Snap-on, Inc.	80,521	27,335,269
Stanley Black & Decker, Inc.	238,387	19,140,092
Timken Co. (The)	100,185	7,150,204
Toro Co. (The)	160,830	12,882,483
Westinghouse Air Brake Technologies Corp.	265,091	50,258,603
Xylem, Inc.	375,482	43,563,422
		676,458,894
Marine Transportation — 0.1%
Kirby Corp.(b)	91,144	9,643,035
Media — 1.4%
Charter Communications, Inc., Class A(b)	145,731	49,952,215
Fox Corp., Class A, NVS	342,978	16,661,871
Fox Corp., Class B	205,036	9,378,347
Interpublic Group of Cos., Inc. (The)	576,608	16,156,556
Liberty Broadband Corp., Class A(b)	21,041	1,564,609
Liberty Broadband Corp., Class C, NVS(b)	130,114	9,727,323
New York Times Co. (The), Class A	249,849	13,004,640
News Corp., Class A, NVS	589,431	16,232,930
News Corp., Class B	175,761	5,348,407
Nexstar Media Group, Inc., Class A	28,816	4,552,064
Omnicom Group, Inc.	300,822	25,882,725
Paramount Global, Class A(a)	20,255	451,686
Paramount Global, Class B, NVS	930,844	9,736,628
Sirius XM Holdings, Inc.(a)	333,733	7,609,112
		186,259,113
Metals & Mining — 1.1%
Alcoa Corp.(a)	382,585	14,454,061
ATI, Inc.(b)	192,827	10,613,198

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)(b)	515,555	$ 4,846,217
MP Materials Corp., Class A(a)(b)	210,269	3,280,197
Nucor Corp.	368,842	43,047,550
Reliance, Inc.	83,970	22,609,762
Royal Gold, Inc.	102,805	13,554,839
Steel Dynamics, Inc.	226,345	25,819,174
United States Steel Corp.	348,388	11,841,708
		150,066,706
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	1,275,579	11,748,083
Annaly Capital Management, Inc.	876,121	16,033,014
Rithm Capital Corp.	805,853	8,727,388
Starwood Property Trust, Inc.	491,645	9,316,673
		45,825,158
Multi-Utilities — 2.4%
Ameren Corp.	413,683	36,875,703
CenterPoint Energy, Inc.	1,005,038	31,889,856
CMS Energy Corp.	463,070	30,863,616
Consolidated Edison, Inc.	538,027	48,008,149
DTE Energy Co.	321,386	38,807,359
NiSource, Inc.	727,988	26,760,839
Public Service Enterprise Group, Inc.	775,753	65,543,371
WEC Energy Group, Inc.	491,406	46,211,820
		324,960,713
Office REITs — 0.4%
BXP, Inc.	244,706	18,196,338
Cousins Properties, Inc.	250,309	7,669,468
Highwoods Properties, Inc.	164,501	5,030,441
Kilroy Realty Corp.	182,429	7,379,253
Vornado Realty Trust(a)	273,363	11,492,180
		49,767,680
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp.	330,406	4,985,827
Antero Resources Corp.(b)	452,899	15,874,110
APA Corp.	566,914	13,090,044
Cheniere Energy, Inc.	170,080	36,545,090
Chord Energy Corp.	96,496	11,282,312
Civitas Resources, Inc.	111,834	5,129,826
Coterra Energy, Inc.	1,132,160	28,915,366
Devon Energy Corp.	970,414	31,761,650
Diamondback Energy, Inc.	293,061	48,012,184
DT Midstream, Inc.	151,615	15,075,080
EQT Corp.	859,180	39,616,790
Expand Energy Corp.	359,151	35,753,482
Hess Corp.	153,822	20,459,864
HF Sinclair Corp.	239,748	8,403,167
Kinder Morgan, Inc.	3,013,576	82,571,982
Matador Resources Co.	169,443	9,532,863
New Fortress Energy, Inc., Class A	61,128	924,255
ONEOK, Inc.	906,730	91,035,692
Ovintiv, Inc.	408,994	16,564,257
Permian Resources Corp., Class A	807,645	11,613,935
Range Resources Corp.	371,271	13,358,331
Viper Energy, Inc., Class A	114,190	5,603,303
Williams Cos., Inc. (The)	1,893,096	102,454,356
		648,563,766
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	30,344	3,142,121
Passenger Airlines — 1.3%
Alaska Air Group, Inc.(b)	195,280	12,644,380
Security	Shares	Value
Passenger Airlines (continued)
American Airlines Group, Inc.(b)	940,484	$ 16,392,636
Delta Air Lines, Inc.	1,002,396	60,644,958
Southwest Airlines Co.	929,535	31,250,967
United Airlines Holdings, Inc.(b)	508,484	49,373,796
		170,306,737
Personal Care Products — 0.6%
BellRing Brands, Inc.(b)	199,387	15,021,816
Coty, Inc., Class A(a)(b)	592,447	4,123,431
Kenvue, Inc.	2,979,279	63,607,607
		82,752,854
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.(a)(b)	771,657	9,344,766
Jazz Pharmaceuticals PLC(b)	94,578	11,647,281
Organon & Co.	400,001	5,968,015
Perrigo Co. PLC	212,833	5,471,936
Royalty Pharma PLC, Class A	606,746	15,478,091
Viatris, Inc.	1,849,327	23,024,121
		70,934,210
Professional Services — 2.3%
Amentum Holdings, Inc.(a)(b)	201,338	4,234,138
Broadridge Financial Solutions, Inc.	16,005	3,618,570
CACI International, Inc., Class A(b)	34,292	13,856,026
Clarivate PLC(a)(b)	654,869	3,326,735
Concentrix Corp.	73,562	3,183,028
Dayforce, Inc.(a)(b)	210,174	15,267,039
Dun & Bradstreet Holdings, Inc.	475,841	5,928,979
Equifax, Inc.	152,576	38,883,994
FTI Consulting, Inc.(b)	54,669	10,448,886
Genpact Ltd.	269,121	11,558,747
Jacobs Solutions, Inc.	191,165	25,543,467
KBR, Inc.	190,124	11,013,883
Leidos Holdings, Inc.	207,264	29,858,452
ManpowerGroup, Inc.	74,510	4,300,717
Parsons Corp.(b)	70,894	6,539,972
Paychex, Inc.	320,337	44,917,654
Paycom Software, Inc.	29,573	6,061,578
Paycor HCM, Inc.(a)(b)	114,509	2,126,432
Robert Half, Inc.	158,583	11,173,758
Science Applications International Corp.	76,522	8,553,629
SS&C Technologies Holdings, Inc.	333,957	25,307,261
TransUnion	284,489	26,374,975
		312,077,920
Real Estate Management & Development — 1.1%
CBRE Group, Inc., Class A(b)	475,948	62,487,213
CoStar Group, Inc.(a)(b)	630,659	45,148,878
Howard Hughes Holdings, Inc.(a)(b)	49,034	3,771,695
Jones Lang LaSalle, Inc.(b)	50,819	12,864,321
Seaport Entertainment Group, Inc.(a)(b)	12,385	346,161
Zillow Group, Inc., Class A(a)(b)	72,728	5,152,779
Zillow Group, Inc., Class C, NVS(a)(b)	240,596	17,816,134
		147,587,181
Residential REITs — 2.1%
American Homes 4 Rent, Class A	525,864	19,677,831
AvalonBay Communities, Inc.	220,351	48,470,609
Camden Property Trust	161,208	18,706,576
Equity LifeStyle Properties, Inc.	292,717	19,494,952
Equity Residential	587,017	42,124,340
Essex Property Trust, Inc.	99,194	28,313,935
Invitation Homes, Inc.	952,178	30,441,131
Mid-America Apartment Communities, Inc.	180,257	27,862,325

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Sun Communities, Inc.	191,415	$ 23,538,303
UDR, Inc.	510,188	22,147,261
		280,777,263
Retail REITs — 1.7%
Agree Realty Corp.	167,617	11,808,618
Brixmor Property Group, Inc.	468,962	13,055,902
Federal Realty Investment Trust	130,893	14,653,471
Kimco Realty Corp.	1,024,322	23,999,864
NNN REIT, Inc.	292,615	11,953,323
Realty Income Corp.	1,355,410	72,392,448
Regency Centers Corp.	279,979	20,698,847
Simon Property Group, Inc.	374,479	64,489,029
		233,051,502
Semiconductors & Semiconductor Equipment — 1.8%
Allegro MicroSystems, Inc.(a)(b)	190,796	4,170,800
Amkor Technology, Inc.	178,546	4,586,847
Astera Labs, Inc.(b)	160,067	21,200,874
Cirrus Logic, Inc.(b)	83,876	8,352,372
First Solar, Inc.(b)	165,530	29,173,007
GLOBALFOUNDRIES, Inc.(a)(b)	153,191	6,573,426
Lattice Semiconductor Corp.(a)(b)	30,095	1,704,882
MACOM Technology Solutions Holdings, Inc.(b)	86,777	11,273,200
Microchip Technology, Inc.	823,921	47,251,869
MKS Instruments, Inc.	98,595	10,292,332
ON Semiconductor Corp.(a)(b)	661,033	41,678,131
Onto Innovation, Inc.(b)	56,760	9,460,189
Qorvo, Inc.(b)	147,022	10,281,248
Skyworks Solutions, Inc.	250,076	22,176,740
Teradyne, Inc.	21,437	2,699,347
Universal Display Corp.	35,964	5,257,937
Wolfspeed, Inc.(a)(b)	192,216	1,280,159
		237,413,360
Software — 2.2%
ANSYS, Inc.(b)	135,557	45,727,443
Aspen Technology, Inc.(b)	41,862	10,450,011
BILL Holdings, Inc.(b)	117,397	9,944,700
CCC Intelligent Solutions Holdings, Inc.(a)(b)	703,438	8,251,328
Dolby Laboratories, Inc., Class A	90,596	7,075,547
DoubleVerify Holdings, Inc.(b)	103,962	1,997,110
Dropbox, Inc., Class A(b)	255,013	7,660,590
Fair Isaac Corp.(b)	5,733	11,414,002
Gen Digital, Inc.	844,236	23,115,182
Guidewire Software, Inc.(b)	69,698	11,749,689
HashiCorp, Inc., Class A(b)	51,736	1,769,888
Informatica, Inc., Class A(a)(b)	125,119	3,244,336
MicroStrategy, Inc., Class A(a)(b)	239,810	69,453,772
nCino, Inc.(a)(b)	48,922	1,642,801
Nutanix, Inc., Class A(b)	277,825	16,997,333
PTC, Inc.(b)	72,785	13,382,978
SentinelOne, Inc., Class A(b)	364,265	8,086,683
Tyler Technologies, Inc.(b)	9,923	5,721,999
UiPath, Inc., Class A(b)	97,290	1,236,556
Unity Software, Inc.(a)(b)	263,344	5,917,340
Zoom Communications, Inc., Class A(b)	409,438	33,414,235
		298,253,523
Specialized REITs — 2.9%
Crown Castle, Inc.	676,461	61,395,600
CubeSmart	348,255	14,922,727
Digital Realty Trust, Inc.	515,447	91,404,216
EPR Properties	117,156	5,187,668
Extra Space Storage, Inc.	324,895	48,604,292
Security	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	404,616	$ 19,486,307
Iron Mountain, Inc.	194,447	20,438,324
Lamar Advertising Co., Class A	101,780	12,390,697
National Storage Affiliates Trust	110,214	4,178,213
Rayonier, Inc.	229,132	5,980,345
SBA Communications Corp., Class A	166,901	34,014,424
VICI Properties, Inc.	1,619,689	47,311,116
Weyerhaeuser Co.	1,134,149	31,926,294
		397,240,223
Specialty Retail — 1.9%
Advance Auto Parts, Inc.	91,939	4,347,795
AutoNation, Inc.(b)	39,481	6,705,453
Bath & Body Works, Inc.	343,517	13,318,154
Best Buy Co., Inc.	335,479	28,784,098
CarMax, Inc.(b)	223,166	18,246,052
Carvana Co., Class A(b)	109,193	22,205,489
Dick’s Sporting Goods, Inc.	79,110	18,103,532
Five Below, Inc.(b)	17,658	1,853,384
Floor & Decor Holdings, Inc., Class A(a)(b)	103,875	10,356,338
GameStop Corp., Class A(b)	608,516	19,070,892
Gap, Inc. (The)	316,956	7,489,670
Lithia Motors, Inc., Class A	40,647	14,528,457
Penske Automotive Group, Inc.	28,927	4,409,632
RH(b)	18,622	7,329,433
Ross Stores, Inc.	389,167	58,869,292
Ulta Beauty, Inc.(b)	9,966	4,334,512
Wayfair, Inc., Class A(a)(b)	148,625	6,587,060
Williams-Sonoma, Inc.	79,174	14,661,441
		261,200,684
Technology Hardware, Storage & Peripherals — 1.0%
Hewlett Packard Enterprise Co.	2,016,533	43,052,980
HP, Inc.	1,136,584	37,086,736
NetApp, Inc.	176,552	20,494,156
Pure Storage, Inc., Class A(b)	61,035	3,749,380
Western Digital Corp.(a)(b)	537,997	32,080,761
		136,464,013
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(b)	90,388	2,527,248
Birkenstock Holding PLC(b)	60,854	3,447,988
Capri Holdings Ltd.(b)	182,666	3,846,946
Carter’s, Inc.	57,192	3,099,234
Columbia Sportswear Co.(a)	51,655	4,335,404
Crocs, Inc.(a)(b)	72,610	7,952,973
PVH Corp.	86,154	9,110,786
Ralph Lauren Corp., Class A	61,260	14,149,835
Skechers U.S.A., Inc., Class A(b)	188,377	12,666,470
Tapestry, Inc.	360,368	23,542,841
Under Armour, Inc., Class A(b)	291,805	2,416,145
Under Armour, Inc., Class C, NVS(b)	296,386	2,211,040
VF Corp.	546,985	11,738,298
		101,045,208
Trading Companies & Distributors — 1.4%
Air Lease Corp., Class A	163,167	7,866,281
Core & Main, Inc., Class A(b)	102,232	5,204,631
Fastenal Co.	141,018	10,140,604
Ferguson Enterprises, Inc.	293,161	50,883,955
MSC Industrial Direct Co., Inc., Class A	71,165	5,315,314
SiteOne Landscape Supply, Inc.(b)	43,582	5,742,800
United Rentals, Inc.	77,170	54,361,635
Watsco, Inc.	53,769	25,480,592

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
WESCO International, Inc.	65,205	$ 11,799,497
WW Grainger, Inc.	8,946	9,429,531
		186,224,840
Water Utilities — 0.4%
American Water Works Co., Inc.	303,230	37,749,103
Essential Utilities, Inc.	390,170	14,170,974
		51,920,077
Total Long-Term Investments — 99.8% (Cost: $11,622,522,312)		13,531,315,121
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	243,901,639	244,023,590
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	14,479,925	14,479,925
Total Short-Term Securities — 1.9% (Cost: $258,294,429)		258,503,515
Total Investments — 101.7% (Cost: $11,880,816,741)		13,789,818,636
Liabilities in Excess of Other Assets — (1.7)%		(229,015,165)
Net Assets — 100.0%		$ 13,560,803,471
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 324,395,686	$ —	$ (80,384,601)(a)	$ 55,864	$ (43,359)	$ 244,023,590	243,901,639	$ 1,816,952(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	20,880,703	—	(6,400,778)(a)	—	—	14,479,925	14,479,925	791,632	—
				$ 55,864	$ (43,359)	$ 258,503,515		$ 2,608,584	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® Russell Mid-Cap Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	12	03/21/25	$ 3,561	$ (69,078)
S&P Mid 400 E-Mini Index	74	03/21/25	23,286	(739,008)
				$ (808,086)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 13,531,315,119	$ —	$ 2	$ 13,531,315,121
Short-Term Securities
Money Market Funds	258,503,515	—	—	258,503,515
	$ 13,789,818,634	$ —	$ 2	$ 13,789,818,636
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (808,086)	$ —	$ —	$ (808,086)
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust